Income Taxes - Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal					$ 21	$ 22
State and local					199	83
Total current					220	105
Deferred:
Federal						727
State and local						380
Total deferred						1,107
Total provision	$ 25	$ 0	$ 75	$ 0	$ 220	$ 1,212